Fair Value Measurements (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable securities held in Trust Account	$ 252,287,249	$ 251,865,941